Related Party Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Related Party Disclosures [Abstract]
Salaries and short-term employee benefits	$ 4,086	$ 4,029	$ 3,985
Stock-based compensation costs	1,391	1,175	1,047
Total	$ 5,477	$ 5,204	$ 5,032